Acquisitions - 2020 assets acquisitions (Details) $ in Millions		1 Months Ended
	Aug. 03, 2020 USD ($)	Jul. 31, 2021 USD ($)	Aug. 31, 2020 shares	Jul. 31, 2020 USD ($)	Apr. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($) ft² shares	May 31, 2019 USD ($)
Arrow
Acquisitions
Consideration paid						$ 37.7
Cash consideration						16.3
Transaction cost						0.2
Arrow | SVS
Acquisitions
Equity consideration						$ 21.4
Arrow 1
Acquisitions
Consideration paid					$ 10.4
Arrow 2
Acquisitions
Consideration paid	$ 15.0
Arrow 2 | SVS
Acquisitions
Cash consideration	$ 9.3
Arrow 3
Acquisitions
Consideration paid					$ 12.2
Number of shares issued | shares			27,334
Arrow 3 | SVS
Acquisitions
Number of shares issued | shares					1,861,149
Blue Kudu
Acquisitions
Interest acquired percentage							100.00%
Interest rate							5.00%
Transaction cost							$ 0.1
Blue Kudu | SVS
Acquisitions
Number of shares issued | shares							322,580
Blue Kudu | Blue Kudu
Acquisitions
Area of operation | ft²							8,400
OGT
Acquisitions
Consideration paid								$ 20.0
Cash consideration		$ 7.5		$ 7.5				$ 5.0
Transaction cost		$ 0.1
5% notes | Blue Kudu
Acquisitions
Cash consideration							$ 1.4
Equity consideration							$ 2.1
Borrowings term							10 months 15 days
5% notes | Blue Kudu | Maximum
Acquisitions
Notes issued							$ 0.5